FHLB Advances - Federal Home Loan Advances Outstanding Maturity Period (Details) $ in Thousands	Dec. 31, 2015 USD ($)
FHLB Advances [Abstract]
2016	$ 5,000
2017	$ 1,500
2018
2019	$ 2,500
2020	2,500
Thereafter	3,000
Total	$ 14,500